FIRST EAGLE FUNDS

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Income Fund

First Eagle Fund of America

1345 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10105

(800) 334-2143

SUPPLEMENT DATED APRIL 30, 2021

TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2021

Effective May 1, 2021, the following portfolio manager additions are implemented for each Fund as indicated below. The information is included (and if inconsistent, replaces) the information included in the section entitled “Investment Advisory and Other Services—Portfolio Managers.” Please review these matters carefully.

Matthew McLennan, Kimball Brooker Jr., Manish Gupta and Julien Albertini manage the Global Fund. Matthew McLennan, Kimball Brooker Jr., Christian Heck and Al Barr manage the Overseas Fund. Matthew McLennan, Kimball Brooker Jr., Matthew Lamphier and Mark Wright manage the U.S. Value Fund. Matthew McLennan, Thomas Kertsos and Max Belmont manage the Gold Fund. Kimball Brooker, Jr., Edward Meigs, Sean Slein, Julien Albertini and Idanna Appio manage the Global Income Builder Fund. Edward Meigs and Sean Slein manage the High Income Fund. Julien Albertini, Manish Gupta and Christian Heck manage Fund of America. Each of these portfolio managers receives significant input and support from a team of investment professionals.

Portfolio Manager	Number of Registered Investment Companies Managed and Total Assets for such Accounts*	Beneficial Ownership of Equity Securities in Funds Managed by each Portfolio Manager (Not including incentive-plan awards)**		Number of Other Pooled Investment Vehicles Managed and Total Assets for such Accounts	Number of Other Accounts Managed and Total Assets for such Accounts
Matthew McLennan	5 accounts with assets of $65.7 billion	Global Fund Overseas Fund U.S. Value Fund Gold Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000 Over $1,000,000	7 accounts with assets of $11.9 billion	13 accounts with assets of $6.7 billion
Kimball Brooker, Jr	5 accounts with assets of $64.8 billion	Global Fund Overseas Fund U.S. Value Fund Global Income Builder Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000 Over $1,000,000	8 accounts with assets of $14.7 billion	13 accounts with assets of $6.7 billion
Matthew Lamphier	1 account with assets of $1.2 billion	U.S. Value Fund	Over $1,000,000	None	None
Thomas Kertsos	1 account with assets of $2.2 billion	Gold Fund	$10,001-$50,000	1 account with assets of $0.1 billion	None
Edward Meigs	2 accounts with assets of $1.5 billion	Global Income Builder Fund High Income Fund	$500,001-$1,000,000 $500,001-$1,000,000	2 accounts with assets of $2.9 billion	1 account with assets of $0.1 billion
Sean Slein	2 accounts with assets	Global Income Builder	$100,001-$500,000	2 accounts with assets	1 account with assets of

Sean Slein	of $1.5 billion	Fund High Income Fund	$100,001-$500,000	of $2.9 billion	$0.1 billion
Julien Albertini****	3 accounts with assets of $49.0 billion	Global Income Builder Fund Fund of America Global Fund	$100,001-$500,000 None $500,001-$1,000,000	1 account with assets of $30.7 million	None
Manish Gupta****	2 accounts with assets of $47.8 billion	Fund of America Global Fund	None None	None	None
Christian Heck****	2 accounts with assets of $15.3 billion	Fund of America Overseas Fund	None $50,001-$100,000	None	None
Max Belmont***	1 account with assets of $2.2 billion	Gold Fund	None	1 account with assets of $0.1 billion	None
Al Barr****	1 account with assets of $14.8 billion	Overseas Fund	Over $1,000,000	None	None
Mark Wright****	1 account with assets of $1.2 billion	U.S. Value Fund	$100,001-$500,000	None	None
Idanna Appio****	1 account with assets of $1.3 billion	Global Income Builder Fund	None	None	None

*	The data provided herein includes the Funds and the First Eagle Variable Funds, where applicable.

**	Beneficial ownership shown in the table does not reflect certain awards to the portfolio managers made under the Adviser’s long-term incentive plan. Those awards are described in a separate table below.

*** Mr. Belmont began managing Gold Fund in March 2021. The information is provided as of December 31, 2020.

**** The information is provided as of March 31, 2021.

Portfolio Manager	Beneficial Ownership of Equity Securities in the Funds Managed by Each Portfolio Manager (Including incentive-plan awards)
Matthew McLennan	Global Fund	Over $1,000,000
	Overseas Fund	Over $1,000,000
	U.S. Value Fund	Over $1,000,000
	Gold Fund	Over $1,000,000
Kimball Brooker, Jr	Global Fund	Over $1,000,000
	Overseas Fund	Over $1,000,000
	U.S. Value Fund	Over $1,000,000
	Global Income Builder Fund	Over $1,000,000
Matthew Lamphier	U.S. Value Fund	Over $1,000,000
Thomas Kertsos	Gold Fund	$500,001-$1,000,000
Edward Meigs	Global Income Builder Fund	$500,001-$1,000,000
	High Income Fund	$500,001-$1,000,000
Sean Slein	Global Income Builder Fund	$500,001-$1,000,000
	High Income Fund	$500,001-$1,000,000
Julien Albertini**	Global Income Builder Fund	Over $1,000,000
	Fund of America	None
	Global Fund	Over $1,000,000
Manish Gupta**	Fund of America	$500,001-$1,000,000
	Global Fund	Over $1,000,000
Christian Heck**	Fund of America	None
	Overseas Fund	$101,000-$500,000
Max Belmont*	Gold Fund	$50,001-$100,000
Al Barr**	Overseas Fund	Over $1,000,000
Mark Wright**	U.S. Value Fund	$101,000-$500,000
Idanna Appio**	Global Income Builder Fund	$50,001-$100,000

*	Mr. Belmont began managing Gold Fund in March 2021. The information is provided as of December 31, 2020.
**	The information is provided as of March 31, 2021.

As of March 31, 2021, with respect to the accounts identified in the table above, Mr. Albertini manages one pooled investment vehicle with assets totaling $30.7 million for which the advisory fees are based in part on the performance of the account and no managed accounts for which the advisory fees are based in part on the performance of the account.

As of March 31, 2021, with respect to the accounts identified in the table above, Mr. Gupta does not manage any accounts for which the advisory fees are based in part on the performance of the account.

As of March 31, 2021, with respect to the accounts identified in the table above, Mr. Heck does not manage any accounts for which the advisory fees are based in part on the performance of the account.

As of March 31, 2021, with respect to the accounts identified in the table above, Mr. Barr does not manage any accounts for which the advisory fees are based in part on the performance of the account.

As of March 31, 2021, with respect to the accounts identified in the table above, Mr. Wright does not manage any accounts for which the advisory fees are based in part on the performance of the account.

As of March 31, 2021, with respect to the accounts identified in the table above, Ms. Appio does not manage any accounts for which the advisory fees are based in part on the performance of the account.

Performance fees for a particular account of the Adviser do not accrue to any particular portfolio manager. Portfolio manager compensation consists of salary and an annual bonus, with the performance bonus representing an important portion of total compensation. The bonus is awarded in the firm’s discretion and generally will reflect the investment performance of each Fund and any other account managed by each portfolio manager, the financial results of the firm as a whole, and the portfolio manager’s contributions to the firm both as an individual and as a member of the firm’s Global Value Team. The bonus may include an award under a long-term incentive plan established by the firm, which may be notionally allocated among certain of the First Eagle Funds, including those managed by such portfolio manager (and possibly other notional investments related to the Adviser’s overall financial performance), or such other long-term or deferred performance-based plan that may be established by the firm. Additionally, each of Messrs. McLennan, Brooker, Lamphier, Kertsos, Meigs, Slein, Albertini, Gupta, Heck Belmont, Barr, Wright and Appio have received profit interests, which make them eligible, subject to customary vesting arrangements, for a share of the profits of the Adviser. Profits for this purpose are calculated firm-wide and therefore relate to investment products and business lines beyond those managed by the particular portfolio manager. Likewise, any notional incentive plan awards that relate to the Adviser’s overall financial performance will give the recipient exposure to results that relate to products and business lines beyond those managed by the recipient.

In addition, Kimball Brooker, Jr. joins Matthew McLennan as a Co-Head of the First Eagle Global Value Team. Accordingly, Kimball Brooker, Jr. and Matthew McLennan are each referred to as Co-Head of the First Eagle Global Value Team.

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The information in this Supplement modifies the First Eagle Funds’ Statement of Additional Information dated March 1, 2021. Except as noted above, no other provisions of the Statement of Additional Information are modified by this Supplement.